Property and Equipment, Net - Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Continuing operations:
Total cost of property and equipment	$ 1,766	$ 62
Less: accumulated depreciation and amortization	(182)
Property and equipment, net	1,584	62
Advertising Display Equipment [Member]
Continuing operations:
Total cost of property and equipment	1,749	61
Furniture, Fixtures and Office Equipment [Member]
Continuing operations:
Total cost of property and equipment	$ 17	$ 1